Submission	Oct. 17, 2024
Submission [Line Items]
Central Index Key	0000921738
Registrant Name	PENN Entertainment, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES